Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Assets:
Equity securities (without readily determinable fair values)	¥ 402,194	¥ 419,775
Fair Value, Measurements, Nonrecurring
Assets:
Loans	131,000	90,000
Loans held-for-sale	17,000	26,000
Equity securities (without readily determinable fair values)	1,000	2,000
Other investments	52,000
Premises and equipment-net	0	1,000
Total assets measured at fair value	201,000	119,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	200,000	136,000
Loans held-for-sale	18,000	26,000
Equity securities (without readily determinable fair values)	2,000	2,000
Other investments	59,000
Premises and equipment-net	1,000	12,000
Other assets		3,000
Goodwill		2,000
Total assets measured at fair value	280,000	181,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Loans	0
Loans held-for-sale	0
Equity securities (without readily determinable fair values)	0
Other investments	31,000
Premises and equipment-net	0
Total assets measured at fair value	31,000	0
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	2,000	0
Loans held-for-sale	11,000	20,000
Equity securities (without readily determinable fair values)	0
Other investments	0
Premises and equipment-net	0	1,000
Total assets measured at fair value	13,000	21,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	129,000	90,000
Loans held-for-sale	6,000	6,000
Equity securities (without readily determinable fair values)	1,000	2,000
Other investments	21,000
Premises and equipment-net	0	0
Total assets measured at fair value	¥ 157,000	¥ 98,000